FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 1998

Investment Manager Filing this Report:

Name:     Steven Charles Capital, Ltd.
Address:  One First Federal Plaza, Suite 1500
          Rochester, NY  14614-1917

13F File Number:  028-06415

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martha Jo Pulver
Title:    Vice President/Chief Compliance Officer
Phone:    716-325-1870

Signature, Place and Date of Signing:

  Martha Jo Pulver   Rochester, NY   March 22, 2001

Report Type:

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     51

Form 13F Information Table Value Total:     $119,526

List of Other Included Managers:            NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner, Inc.          COM              00184A105      248     1600 SH       SOLE                     1600
Abbott Laboratories            COM              002824100     2634    53765 SH       SOLE                    53765
Allied-Signal Inc.             COM              019512102     3256    73475 SH       SOLE                    73475
American Electric Power, Inc.  COM              025537101      301     6400 SH       SOLE                     6400
American Express Co.           COM              025816109     4850    47320 SH       SOLE                    47320
American Home Products         COM              026609107      436     7735 SH       SOLE                     7735
Applied Materials, Inc.        COM              038222105     5865   137399 SH       SOLE                   137399
AptarGroup, Inc.               COM              038336103     3049   108650 SH       SOLE                   108650
Becton Dickinson & Co.         COM              075887109     3286    76975 SH       SOLE                    76975
Berkshire Hathaway Cl. B       COM              084670207     3675     1564 SH       SOLE                     1564
Borg-Warner Automotive, Inc.   COM              099724106      264     4725 SH       SOLE                     4725
Bristol-Myers Squibb Co.       COM              110122108      260     1940 SH       SOLE                     1940
Campbell Soup Co.              COM              134429109      495     9000 SH       SOLE                     9000
Central Newspapers, Inc. Cl. A COM              154647101      859    12030 SH       SOLE                    12030
Cisco Systems, Inc.            COM              17275R102     5304    57150 SH       SOLE                    57150
Coca-Cola Co.                  COM              191216100     5281    78820 SH       SOLE                    78820
Cognex Corp.                   COM              192422103     3619   180950 SH       SOLE                   180950
Colgate-Palmolive Co.          COM              194162103      492     5300 SH       SOLE                     5300
Danaher Corp.                  COM              235851102     2423    44615 SH       SOLE                    44615
Eastman Kodak Co.              COM              277461109      425     5905 SH       SOLE                     5905
Federal Home Loan Mortgage Cor COM              313400301     4930    76511 SH       SOLE                    76511
Federal National Mortgage Asso COM              313586109      414     5600 SH       SOLE                     5600
Forzani Group Ltd. Cl. A - Can COM              349907105       47    15000 SH       SOLE                    15000
GPU, Inc. (prev. Gen'l Public  COM              36225X100      340     7700 SH       SOLE                     7700
Gannett Co., Inc.              COM              364730101     2097    32517 SH       SOLE                    32517
General Electric Co.           COM              369604103     4151    40700 SH       SOLE                    40700
General Motors Corp.           COM              370442105     3320    46387 SH       SOLE                    46387
Gillette Co.                   COM              375766102     4774    99850 SH       SOLE                    99850
Greenpoint Financial Corp.     COM              395384100      632    18000 SH       SOLE                    18000
Harley-Davidson, Inc.          COM              412822108     4811   101555 SH       SOLE                   101555
IDEX Corp.                     COM              45167R104     2364    96503 SH       SOLE                    96503
Intel Corp.                    COM              458140100     5929    50005 SH       SOLE                    50005
International Business Machine COM              459200101      332     1800 SH       SOLE                     1800
Johnson & Johnson, Inc.        COM              478160104     3874    46190 SH       SOLE                    46190
Kimberly-Clark Corp.           COM              494368103      304     5570 SH       SOLE                     5570
Lear Corp.                     COM              521865105     3095    80400 SH       SOLE                    80400
Mattel, Inc.                   COM              577081102     3735   158925 SH       SOLE                   158925
McDonalds Corp.                COM              580135101      401     5218 SH       SOLE                     5218
Microsoft Corp.                COM              594918104      430     3100 SH       SOLE                     3100
Network Associates, Inc.       COM              640938106     6041    91180 SH       SOLE                    91180
Novartis AG ADR (prev. Sandoz  COM              66987V109      651     6625 SH       SOLE                     6625
Paychex, Inc.                  COM              704326107      405     7870 SH       SOLE                     7870
Service Corp. Int'l            COM              817565104     4726   124170 SH       SOLE                   124170
Southern Co.                   COM              842587107      233     8000 SH       SOLE                     8000
Symbol Technologies, Inc.      COM              871508107     2732    42732 SH       SOLE                    42732
Sysco Corp.                    COM              871829107     3360   122475 SH       SOLE                   122475
United Technologies Corp.      COM              913017109     3571    32835 SH       SOLE                    32835
Walt Disney Co.                COM              254687106     2943    98100 SH       SOLE                    98100
Warner-Lambert Co.             COM              934488107      677     9000 SH       SOLE                     9000
Wrigley, (Wm.) Jr. Co.         COM              982526105      919    10265 SH       SOLE                    10265
Xerox Corp.                    COM              984121103      264     2235 SH       SOLE                     2235